Schedule of Stock Options (Details) (Parenthetical)							12 Months Ended
	Oct. 17, 2025 USD ($) shares	Oct. 17, 2025 $ / shares	Oct. 14, 2025 USD ($) shares	Oct. 14, 2025 $ / shares	Aug. 01, 2024 USD ($) shares	Aug. 01, 2024 $ / shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares
Number of stock options, granted | shares	20,000		17,903		2,500		17,903	2,500
Exercisable price per option | $ / shares							$ 7.53	$ 5.60
Employee [Member]
Option term	5 years		5 years		5 years
Exercisable price per option | $ / shares		$ 6.65		$ 7.70		$ 5.60
Grant date fair value of options | $	$ 44,147		$ 65,555		$ 7,242
Share based compensation expense | $	$ 7,862		$ 10,313		$ 3,016